Related Parties Transactions and Balances - Schedule of Compensation to Key Management Personnel for Work Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Parties Transactions and Balances [Abstract]
Payroll, management fees, and other short-term benefits	$ 1,363	$ 1,177	$ 921
Share-based payments	814	455	238
Compensation paid to key management personnel	$ 2,177	$ 1,632	$ 1,159